Document and Entity Information	9 Months Ended
Jun. 30, 2015
Document And Entity Information [Abstract]
Document Type	S-1/A
Amendment Flag	true
AmendmentDescription	Amendment No. 1 to FORM S-1.
Document Period End Date	Jun. 30, 2015
Trading Symbol	CIVI
Entity Registrant Name	CIVITAS SOLUTIONS, INC.
Entity Central Index Key	0001608638
Entity Filer Category	Non-accelerated Filer